Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 10, 2024	Dec. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compen- sation Table Total for PEO Meredith (1)(2)	Summary Compen- sation Table Total for PEO Moore	Compen-sation Actually Paid to PEO Meredith(3)	Compen-sation Actually Paid to PEO Moore(3)	Average Summary Compen-sation Table Total for Non- PEO NEOs(1)(2)	Average Compen- sation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Share- holder Return(4)	Net Income (GAAP)(5)	Normalized FFO per Share
2024	$7,451,715	$2,061,333	$17,419,580	$1,877,506	$2,131,519	$3,109,360	$66.95	$121.23	($663,904)	$1.56
2023	$6,279,626	$—	$4,729,346	$—	$2,388,372	$1,830,641	$62.95	$95.15	($282,083)	$1.57
2022	$8,597,498	$—	$162,377	$—	$3,601,606	$952,277	$65.57	$82.75	$40,693	$1.69
2021	$3,243,826	$—	$6,458,026	$—	$1,594,637	$2,452,347	$102.50	$103.97	$66,659	$1.71
2020	$2,823,858	$—	$1,330,171	$—	$1,530,919	$1,126,944	$92.18	$90.14	$72,195	$1.65

Named Executive Officers, Footnote			For each year shown, except as noted below, the principal executive officers were Todd J. Meredith through November 10, 2024 ("PEO Meredith") and Constance B. Moore beginning November 11, 2024 ("PEO Moore"), and the other NEOs were J. Christopher Douglas, Austen B. Helfrich, John M. Bryant, Jr., Robert E. Hull, and Julie F. Wilson. Ms. Wilson became a Named Executive Officer in 2021 and Mr. Helfrich became an NEO in 2024.
Adjustment To PEO Compensation, Footnote	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEOs and average CAP for our other NEOs.
(4)     The peer group is comprised of the following companies: Community Healthcare Trust; CareTrust REIT; Global Medical REIT; Healthpeak Properties; LTC Properties Inc.; Medical Properties Trust Inc.; National Health Investors, Inc.; Omega Healthcare Investors; Sabra Health Care REIT; Diversified Healthcare Trust; Universal Health Realty Trust; Ventas, Inc.; and Welltower, Inc. Reflects the cumulative TSR of the Company and the health care REITs excluding the Company in the FTSE NAREIT All Equity REITs Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ending December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of dividends.
(5)     Amounts in thousands.

PEO Meredith Reconciliation	2024	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of SCT	$—	$—	$—	$—	$—
Increase for "Service Cost" for Pension Plans	$—	$—	$—	$—	$—
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—	$—	$—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($5,436,778)	($4,380,592)	($6,324,463)	($952,000)	($816,719)
Deduction for Amounts Reported under the "Options Awards" Column in SCT	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$—	$3,440,897	$3,700,178	$1,042,137	$758,641
Increase for Fair Value of Awards Granted during year that Vest during year	$7,765,627	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$—	($1,114,566)	($5,435,460)	$2,268,601	($1,961,227)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$6,062,305	($194,697)	($1,036,781)	$272,898	($29,472)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,576,711	$698,678	$661,405	$582,564	$555,090
Total Adjustments	$9,967,865	($1,550,280)	($8,435,121)	$3,214,200	($1,493,687)

Non-PEO NEO Average Total Compensation Amount			$ 2,131,519	$ 2,388,372	$ 3,601,606	$ 1,594,637	$ 1,530,919
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,109,360	1,830,641	$ 952,277	2,452,347	1,126,944
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column in the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reported year that are outstanding and unvested as of the end of the reported year; (ii) adding the amount equal to the change as of the end of the reported year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reported year; (iii) adding, for awards that are granted and vest in the reported year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reported year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reported year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of dividends (or dividend equivalents) paid in the reported year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reported year. The tables following these footnotes reflect the adjustments made to SCT total compensation to compute CAP for our PEOs and average CAP for our other NEOs.
(4)     The peer group is comprised of the following companies: Community Healthcare Trust; CareTrust REIT; Global Medical REIT; Healthpeak Properties; LTC Properties Inc.; Medical Properties Trust Inc.; National Health Investors, Inc.; Omega Healthcare Investors; Sabra Health Care REIT; Diversified Healthcare Trust; Universal Health Realty Trust; Ventas, Inc.; and Welltower, Inc. Reflects the cumulative TSR of the Company and the health care REITs excluding the Company in the FTSE NAREIT All Equity REITs Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ending December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of dividends.
(5)     Amounts in thousands.

Average Non-PEO NEO Reconciliation	2024	2023	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under Change in Pension Value and Non-qualified Deferred Compensation Earnings Column of SCT	$—	$—	$—	$—	$—
Increase for "Service Cost" for Pension Plans	$—	$—	$—	$—	$—
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—	$—	$—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	($1,073,092)	($1,384,974)	($2,420,249)	($500,972)	($510,743)
Deduction for Amounts Reported under the "Options Awards" Column in SCT	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of the Year End	$1,058,163	$1,068,249	$1,476,823	$548,423	$347,450
Increase for Fair Value of Awards Granted during year that Vest during year	$1,102,241	$—	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($49,190)	($301,323)	($1,322,857)	$493,688	($374,602)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$454,267	($108,092)	($544,489)	$172,861	($21,561)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	($712,544)	$—	$—	$—	$—
Increase based upon incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$197,996	$168,409	$161,443	$143,710	$155,481
Total Adjustments	$977,841	($557,731)	($2,649,329)	$857,710	($403,975)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount			$ 66.95	62.95	$ 65.57	102.50	92.18
Peer Group Total Shareholder Return Amount			121.23	95.15	82.75	103.97	90.14
Net Income (Loss)			$ (663,904,000)	$ (282,083,000)	$ 40,693,000	$ 66,659,000	$ 72,195,000
Company Selected Measure Amount | $ / shares			1.56	1.57	1.69	1.71	1.65
PEO Name	Constance B. Moore	Todd J. Meredith		Todd J. Meredith	Todd J. Meredith	Todd J. Meredith	Todd J. Meredith
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules in Item 402(v) of Regulation S-K. For a detailed discussion of the Company's executive compensation program, including how compensation is aligned with Company performance, see “Compensation Discussion and Analysis” beginning on page 26. The Compensation and Human Capital Committee did not consider the pay versus performance data presented below in making compensation decisions for any of the years shown.
The following table sets forth information concerning the compensation of our CEO and our other Named Executive Officers compared to Company performance for the years ended December 31, 2024, 2023, 2022,
2021 and 2020.
The values reflected in this column represent the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 43. See footnotes to the SCT for further detail regarding the amounts in this column.
The following graphs illustrate the relationship during 2020 through 2024 of the CAP to our PEO, of which there were two in 2024, and the average CAP to our other Named Executive Officers to (i) our cumulative
TSR and the cumulative TSR of the companies in the peer group; (ii) our GAAP net income;
and (iii) our Normalized FFO per share.
			The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below, in unranked fashion. The manner in which these measures, together with certain non-financial performance metrics, determine the amounts of incentive compensation paid to the Named Executive Officers is described above in Compensation Discussion and Analysis.
Measure:: 1
Pay vs Performance Disclosure
Name			Same Store Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name			Same Store NOI Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Multi-tenant occupancy
Measure:: 4
Pay vs Performance Disclosure
Name			Normalized FFO per share
Measure:: 5
Pay vs Performance Disclosure
Name			FAD per share
Measure:: 6
Pay vs Performance Disclosure
Name			Relative three-year TSR
Measure:: 7
Pay vs Performance Disclosure
Name			Dividend Payout Ratio
Meredith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,451,715	$ 6,279,626	$ 8,597,498	$ 3,243,826	$ 2,823,858
PEO Actually Paid Compensation Amount			17,419,580	4,729,346	162,377	6,458,026	1,330,171
Moore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,061,333
PEO Actually Paid Compensation Amount			1,877,506
PEO | Meredith [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,967,865	(1,550,280)	(8,435,121)	3,214,200	(1,493,687)
PEO | Meredith [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Meredith [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Meredith [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Meredith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,436,778)	(4,380,592)	(6,324,463)	(952,000)	(816,719)
PEO | Meredith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,440,897	3,700,178	1,042,137	758,641
PEO | Meredith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,114,566)	(5,435,460)	2,268,601	(1,961,227)
PEO | Meredith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,765,627	0	0	0	0
PEO | Meredith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,062,305	(194,697)	(1,036,781)	272,898	(29,472)
PEO | Meredith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Meredith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,576,711	698,678	661,405	582,564	555,090
PEO | Meredith [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Meredith [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(183,827)	0	0	0	0
PEO | Moore [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,384,992)	0	0	0	0
PEO | Moore [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,313,032	0	0	0	0
PEO | Moore [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(817)	0	0	0	0
PEO | Moore [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(122,815)	0	0	0	0
PEO | Moore [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,765	0	0	0	0
PEO | Moore [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Moore [Member] | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			977,841	(557,731)	(2,649,329)	857,710	(403,975)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,073,092)	(1,384,974)	(2,420,249)	(500,972)	(510,743)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,058,163	1,068,249	1,476,823	548,423	347,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,190)	(301,323)	(1,322,857)	493,688	(374,602)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,102,241	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			454,267	(108,092)	(544,489)	172,861	(21,561)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(712,544)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			197,996	168,409	161,443	143,710	155,481
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Equity Awards Modified in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0